Vanguard Funds

Supplement Dated January 12, 2026, to the Prospectus and Summary Prospectus

As approved by the board of directors of The Vanguard Group, Inc. (the “Vanguard Board”), effective today, The Vanguard Group, Inc.’s (Vanguard) portfolio management and proxy voting administration services have reorganized into separate teams within two newly established wholly owned subsidiaries, Vanguard Capital Management, LLC (VCM) and Vanguard Portfolio Management, LLC (VPM) (the “Reorganization”). The Vanguard Board has determined that the Reorganization is in the best interests of the Vanguard funds and their shareholders.

In connection with the Reorganization, Vanguard has entered into intercompany service agreements with each of VCM and VPM. Each intercompany service agreement was approved by the Vanguard Board and a majority of the independent trustees of the boards of trustees of the Vanguard funds.

The Reorganization is not expected to increase the expense ratios of the Vanguard funds, nor does it necessitate any changes to the Vanguard funds’ investment objectives or strategies.

Prospectus and Summary Prospectus Changes

The following amends, replaces, and/or supplements, as appropriate, information described under the “Investment Advisor(s)” section of the Prospectus for each Fund listed on the cover of this Prospectus:

As Vanguard is the sponsor and overall manager for the Fund, it may, through its wholly owned subsidiary VCM, provide investment advisory services to the Fund under certain circumstances.

In addition, if a Fund has multiple advisors, the following amends, replaces, and/or supplements, as appropriate, information described in the “Other Investment Policies and Risks” or “Other Investment Policies” section of the Fund’s Prospectus:

Vanguard, through its wholly owned subsidiary VCM, administers a small portion of the Fund’s assets to facilitate cash flows to and from the Fund’s advisors.

Vanguard 0-3 Month Treasury Bill ETF	Vanguard Multi-Sector Income Bond Fund
Vanguard 500 Index Fund	Vanguard Multi-Sector Income Bond ETF
Vanguard Balanced Index Fund	Vanguard Municipal Low Duration Fund
Vanguard California Intermediate-Term	Vanguard Municipal Money Market Fund
Tax-Exempt Fund
Vanguard California Long-Term Tax-Exempt	Vanguard New Jersey Long-Term
Fund	Tax-Exempt Fund
Vanguard California Municipal Money Market	Vanguard New York Long-Term Tax-Exempt
Fund	Fund
Vanguard California Tax-Exempt Bond ETF	Vanguard New York Municipal Money Market
Fund
Vanguard Cash Reserves Federal Money	Vanguard New York Tax-Exempt ETF
Market Fund
Vanguard Core Bond Fund	Vanguard Ohio Long-Term Tax-Exempt Fund
Vanguard Core Bond ETF	Vanguard Pacific Stock Index Fund
Vanguard Core Tax-Exempt Bond ETF	Vanguard Pennsylvania Long-Term
Tax-Exempt Fund
Vanguard Core-Plus Bond Fund	Vanguard Short Duration Bond ETF
Vanguard Core-Plus Bond ETF	Vanguard Short Duration Tax-Exempt Bond
ETF
Vanguard Core-Plus Bond Index ETF	Vanguard Short-Term Bond Index Fund
Vanguard Developed Markets Index Fund	Vanguard Short-Term Corporate Bond Index
Fund
Vanguard Diversified Equity Fund	Vanguard Short-Term Federal Fund
Vanguard Emerging Markets Bond Fund	Vanguard Short-Term Inflation-Protected
Securities Index Fund
Vanguard Emerging Markets Ex-China ETF	Vanguard Short-Term Investment-Grade
Fund
Vanguard Emerging Markets Government	Vanguard Short-Term Tax-Exempt Bond ETF
Bond Index Fund
Vanguard Emerging Markets Stock Index	Vanguard Short-Term Treasury Index Fund
Fund
Vanguard ESG International Stock ETF	Vanguard Short-Term Treasury Fund
Vanguard ESG U.S. Corporate Bond ETF	Vanguard STAR Core-Plus Bond Fund
Vanguard European Stock Index Fund	Vanguard STAR Fund
Vanguard Extended Duration Treasury Index	Vanguard Target Retirement 2020 Fund
Fund
Vanguard Extended Market Index Fund	Vanguard Target Retirement 2025 Fund
Vanguard Federal Money Market Fund	Vanguard Target Retirement 2030 Fund
Vanguard FTSE All-World ex-US Index Fund	Vanguard Target Retirement 2035 Fund
Vanguard FTSE All-World ex-US Small-Cap	Vanguard Target Retirement 2040 Fund
Index Fund
Vanguard Global Credit Bond Fund	Vanguard Target Retirement 2045 Fund
Vanguard Global ex-U.S. Real Estate Index	Vanguard Target Retirement 2050 Fund
Fund
Vanguard Government Securities Active ETF	Vanguard Target Retirement 2055 Fund
Vanguard High-Yield Active ETF	Vanguard Target Retirement 2060 Fund
Vanguard High-Yield Corporate Fund	Vanguard Target Retirement 2065 Fund
Vanguard High-Yield Tax-Exempt Fund	Vanguard Target Retirement 2070 Fund
Vanguard Inflation-Protected Securities Fund	Vanguard Target Retirement Income Fund
Vanguard Institutional Index Fund	Vanguard Tax-Exempt Bond Index Fund
Vanguard Institutional Intermediate-Term	Vanguard Tax-Managed Balanced Fund
Bond Fund
Vanguard Institutional Short-Term Bond Fund	Vanguard Total Bond Market II Index Fund
Vanguard Institutional Total Stock Market	Vanguard Total Bond Market Index Fund
Index Fund
Vanguard Intermediate-Term Bond Index	Vanguard Total Corporate Bond ETF
Fund
Vanguard Intermediate-Term Corporate Bond	Vanguard Total Inflation-Protected Securities
Index Fund	ETF
Vanguard Intermediate-Term	Vanguard Total International Bond II Index
Investment-Grade Fund	Fund
Vanguard Intermediate-Term Tax-Exempt	Vanguard Total International Bond Index
Bond ETF	Fund
Vanguard Intermediate-Term Tax-Exempt	Vanguard Total International Stock Index
Fund	Fund
Vanguard Intermediate-Term Treasury Index	Vanguard Total Stock Market Index Fund
Fund
Vanguard Intermediate-Term Treasury Fund	Vanguard Total Treasury ETF
Vanguard International Dividend Appreciation	Vanguard Total World Bond ETF
Index Fund
Vanguard International High Dividend Yield	Vanguard Total World Stock Index Fund
Index Fund
Vanguard LifeStrategy Conservative Growth	Vanguard Treasury Money Market Fund
Fund
Vanguard LifeStrategy Growth Fund	Vanguard Ultra-Short Treasury ETF
Vanguard LifeStrategy Income Fund	Vanguard Ultra-Short-Term Bond Fund
Vanguard LifeStrategy Moderate Growth	Vanguard Ultra-Short-Term Bond ETF
Fund
Vanguard Limited-Term Tax-Exempt Fund	Vanguard Ultra-Short-Term Tax-Exempt Fund
Vanguard Long-Term Bond Index Fund	Vanguard Variable Insurance Funds (VVIF)
— Conservative Allocation Portfolio
Vanguard Long-Term Corporate Bond Index	VVIF — Equity Index Portfolio
Fund
Vanguard Long-Term Investment-Grade Fund	VVIF — Global Bond Index Portfolio
Vanguard Long-Term Tax-Exempt Bond ETF	VVIF — High Yield Bond Portfolio
Vanguard Long-Term Tax-Exempt Fund	VVIF — Moderate Allocation Portfolio
Vanguard Long-Term Treasury Index Fund	VVIF — Money Market Portfolio
Vanguard Long-Term Treasury Fund	VVIF — Short-Term Investment-Grade
Portfolio
Vanguard Market Liquidity Fund	VVIF — Total Bond Market Index Portfolio
Vanguard Massachusetts Tax-Exempt Fund	VVIF — Total International Stock Market
Index Portfolio
Vanguard Mortgage-Backed Securities Index	VVIF — Total Stock Market Index Portfolio
Fund

Vanguard serves as advisor to the above-listed funds (each, an “Impacted Fund”) through VCM, a wholly owned subsidiary of Vanguard established in 2025. VCM exercises portfolio management responsibilities for the Impacted Funds. Vanguard, through VCM, provides investment advisory services to the Impacted Funds pursuant to the Funds’ Service Agreement and an intercompany service agreement between Vanguard and VCM, subject to the supervision and oversight of the trustees and officers of the Impacted Funds.

The information in the preceding paragraph amends, replaces, and/or supplements, as appropriate, information described under the “Investment Advisor(s)” sections of each Impacted Fund’s Prospectus and Summary Prospectus. References to “Principal of Vanguard” within a portfolio manager’s title remain unchanged. All other references to “Vanguard” within a portfolio manager’s title are hereby deleted and replaced with “VCM.”

© 2026 The Vanguard Group, Inc. All rights reserved.	PS VCM 012026
Vanguard Marketing Corporation, Distributor.